Offerings	Feb. 05, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 14,628,220,088.2
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,239,580.5
Offering Note
(1)	Title of each class of securities to which transaction applies: Common stock, $0.0001 par value per share, of Intra-Cellular Therapies, Inc. (the “Common Stock”).

(2)	Aggregate number of securities to which transaction applies:
As of February 3, 2025, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 111,543,759 which consists of:

(a)	106,323,252 shares of Common Stock entitled to receive the per share merger consideration consisting of a $132.00 per share cash payment (the “per share merger consideration”)

(b)
3,058,774 shares of Common Stock underlying outstanding and unexercised stock options (whether vested or unvested) entitled to receive the per share merger consideration minus the applicable exercise price;

(c)	1,995,049 shares of Common Stock underlying restricted stock units entitled to receive the per share merger consideration;

(d)	166,684 shares of Common Stock underlying performance stock units (assuming target level of performance) entitled to receive the per share merger consideration;

(3)
Per unit price or other underlying value of transaction computed pursuant to Rule
0-11
of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (set forth the amount on which the filing fee is calculated and state how it was determined):

Estimated solely for the purposes of calculating the filing fee, as of February 3, 2025, the underlying maximum aggregate value of the transaction was calculated as the sum of:

(a)	the product of 106,323,252 shares of Common Stock and the per share merger consideration;

(b)
the product of 3,058,774 outstanding and unexercised options (whether vested or unvested) and $100.76, which is the difference between the per share merger consideration and the weighted-average exercise price of $31.24;

(c)	the product of 1,995,049 shares of Common Stock underlying restricted stock units and the per share merger consideration; and

(d)	The product of 166,684 shares of Common Stock underlying performance stock units (assuming target level of performance) and the per share merger consideration.

(4)	In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.0001531.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)	Title of each class of securities to which transaction applies: Common stock, $0.0001 par value per share, of Intra-Cellular Therapies, Inc. (the “Common Stock”).

(2)	Aggregate number of securities to which transaction applies:
As of February 3, 2025, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 111,543,759 which consists of:

(a)	106,323,252 shares of Common Stock entitled to receive the per share merger consideration consisting of a $132.00 per share cash payment (the “per share merger consideration”)

(b)
3,058,774 shares of Common Stock underlying outstanding and unexercised stock options (whether vested or unvested) entitled to receive the per share merger consideration minus the applicable exercise price;

(c)	1,995,049 shares of Common Stock underlying restricted stock units entitled to receive the per share merger consideration;

(d)	166,684 shares of Common Stock underlying performance stock units (assuming target level of performance) entitled to receive the per share merger consideration;

(3)
Per unit price or other underlying value of transaction computed pursuant to Rule
0-11
of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (set forth the amount on which the filing fee is calculated and state how it was determined):

Estimated solely for the purposes of calculating the filing fee, as of February 3, 2025, the underlying maximum aggregate value of the transaction was calculated as the sum of:

(a)	the product of 106,323,252 shares of Common Stock and the per share merger consideration;

(b)
the product of 3,058,774 outstanding and unexercised options (whether vested or unvested) and $100.76, which is the difference between the per share merger consideration and the weighted-average exercise price of $31.24;

(c)	the product of 1,995,049 shares of Common Stock underlying restricted stock units and the per share merger consideration; and

(d)	The product of 166,684 shares of Common Stock underlying performance stock units (assuming target level of performance) and the per share merger consideration.

(4)	In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.0001531.